Document and Entity Information	Mar. 04, 2021
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Mar. 04, 2021
Entity Registrant Name	HAYMAKER ACQUISITION CORP. III
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40128
Entity Tax Identification Number	85-1791125
Entity Address, Address Line One	501 Madison Avenue
Entity Address, Address Line Two	Floor 5
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	616-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819253
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-fourth of one redeemable warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-fourth of one redeemable warrant
Trading Symbol	HYACU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HYAC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	HYACW
Security Exchange Name	NASDAQ